Capital Stock	12 Months Ended
Dec. 31, 2022
Equity [Abstract]
Capital Stock
17. CAPITAL STOCK

[a]	At December 31, 2022, the Company’s authorized, issued and outstanding capital stock are as follows:
Preference shares - issuable in series -
The Company’s authorized capital stock includes 99,760,000 preference shares, issuable in series. None of these shares are currently issued or outstanding.
Common Shares -
Common Shares without par value [unlimited amount authorized] have the following attributes:

[i]	Each share is entitled to one vote per share at all meetings of shareholders.
[ii]	Each share shall participate equally as to dividends.

[b]
On November 9, 2022, the Toronto Stock Exchange [“TSX”] accepted the Company’s Notice of Intention to make a Normal Course Issuer Bid relating to the purchase for cancellation, as well as purchases to fund the Company’s stock-based compensation awards or programs and/or the Company’s obligations to its deferred profit sharing plans, of up to 28.4 million Magna Common Shares [the “2022 Bid”], representing approximately 10% of the Company’s public float of Common Shares. The Bid commenced on November 15, 2022 and will terminate no later than November 14, 2023.

Previously, the Company had Normal Course Issuer Bids in place for the 12 month periods beginning in November 2021 and 2020.
The following is a summary of the Normal Course Issuer Bids [number of shares in the table below are expressed in whole numbers]:

	2022		2021
	Shares purchased	Cash amount	Shares purchased	Cash amount
2020 Bid	—	$—	3,318,523	$301
2021 Bid	—	—	2,673,800	216
2022 Bid	12,561,487	780	—	—

	12,561,487	$780	5,992,323	$517

[c]	The following table presents the maximum number of shares that would be outstanding if all the dilutive instruments outstanding at February 26, 2023 were exercised or converted:

Common Shares	286,072,036
Stock options [i]	5,798,933

291,870,969

[i]
Options to purchase Common Shares are exercisable by the holder in accordance with the vesting provisions and upon payment of the exercise price as may be determined from time to time pursuant to the Company’s stock option plans.